Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill

	December 31, 2022
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(12,141)	8,835
Non-competition agreements	3 to 4	550	(550)	-
Technology	3	3,178	(1,967)	1,211
Total finite-lived intangible assets		25,432	(15,386)	10,046
Domain Name	Indefinite	835	-	835
Total intangible assets		$26,267	$(15,386)	$10,881

	December 31, 2021
	Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade Name	5	$728	$(728)	$-
Customer and hauler relationships	2 to 8	20,976	(9,582)	11,394
Non-competition agreements	3 to 4	550	(487)	63
Technology	3	3,178	(1,307)	1,871
Total finite-lived intangible assets		25,432	(12,104)	13,328
Domain Name	Indefinite	835	-	835
Total intangible assets		$26,267	$(12,104)	$14,163

Schedule of Finite- Lived Intangible Assets, Future Amortization Expense

Fiscal Years Ending December 31,
2023	$3,220
2024	3,110
2025	2,559
2026	1,157
Future amortization of intangible assets	$10,046

Goodwill represents the excess of the purchase price in a business combination over the fair value of net assets acquired. Goodwill amounts are not amortized but are tested for impairment at least annually. The carrying amounts of goodwill were as follows (in thousands):

Schedule of goodwill
Balance at January 1, 2021	$32,132
Balance at December 31, 2021	$32,132
Balance at December 31, 2022	$32,132